Note 14 - Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Label 0 (in shares) | shares	4,754,172
Options Outstanding and Expected to Vest Weighted Average Remaining Contractual Life	5 years 255 days
Options Outstanding and Expected to Vest Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 8.28
Options Exercisable Number Exercisable (in shares) | shares	3,302,102
Options Exercisable Weighted Average Remaining Contractual Life	4 years 219 days
Options Exercisable Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 7.52